Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expensed and Capitalized, Amount
Share-based compensation was recognized in operating expenses for the years ended December 31, 2022, 2023 and 2024 as follows:

	For the year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenue	11	(7)	(9)
Selling expenses	1,041	286	565
General and administrative expenses	9,151	1,997	8,437
Research and development expenses	208	(167)	28

	10,411	2,109	9,021

Summary of Share Based Compensation Stock Options Activity Outstanding
The following table summarizes information regarding the share options outstanding as of December 31, 2024:

	As of December 31, 2024
	Options number	Weighted average exercise price per option	Weighted average remaining contractual life (years)	Aggregate intrinsic value
		US$		US$
Outstanding	205,384,609	0.0387	8.62	330
Exercisable	93,573,509	0.0478	7.85	82
Expected to vest	111,811,100	0.0312	9.27	247

Summary of Assumptions Used to Determine Fair Value of Share Options Granted
The fair value of the option plan was estimated on the date of each balance sheet date using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

	Weighted average
	2023	2024
Exercise price (US$)	0.0589	0.0387
Expected forfeiture rate (post-vesting)	11.52%	4.99%
Expected volatility	52.10%	54.68%
Excepted term (in years)	8.05	8.62
Expected dividend yield	0%	0%
Risk-free interest rate	3.8875%	4.5395%

Share-based Payment Arrangement, Restricted Stock Unit, Activity
The following table summarized the Company’s restricted shares activities under the Employees Restricted Shares Plan for the year ended December 31, 2024:

Restricted Shares to employees
Non-vested at January 1, 2024	1,212,056
Granted	—
Vested	—
Forfeited	(1,212,056)

Non-vested at December 31, 2024	—

Global Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Activity
The following table summarized the Company’s activities under the Option Plan for the year ended December 31, 2024:

	Number of options	Weighted average exercise price
		(US$)
Outstanding at January 1, 2024	62,079,809	0.0589
Granted	144,204,800	0.0300
Exercised	—	—
Forfeited	(900,000)	0.0300
Outstanding at December 31, 2024	205,384,609	0.0387

Vested and exercisable at December 31, 2024	93,573,509	0.0478